Fair Value Measurement - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Indefinite-lived Intangible assets impairment loss recognized			$ 291,817
Goodwill, impairment loss	$ 0	$ 0	$ 0